OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2020
OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that add up to the total of such amounts shown in the consolidated statements of cash flows (in thousands).

	Successor	Predecessor
	March 31, 2020	October 31, 2019	March 31, 2019
Reconciliation of cash, cash equivalents and restricted cash as shown in the statements of cash flows:
Cash and cash equivalents	$196,662	$202,079	$178,055
Restricted cash	2,459	48,447	—
Total cash, cash equivalents and restricted cash	$199,121	$250,526	$178,055

Schedule of Allowance for Doubtful Accounts
The following table is a rollforward of the allowance for doubtful accounts from non-affiliates (in thousands):

	Successor		Predecessor
	Five Months	Seven Months
	Ended	Ended	Fiscal Year Ended March 31,
	March 31,	October 31,
	2020	2019	2019	2018
Balance – beginning of period	$—	$1,617	$3,304	$4,498
Additional allowances	368	25	1,073	1,463
Write-offs and collections	—	—	(2,760)	(2,657)
Sale of subsidiaries(1)	—	(851)	—	—
Fresh-start accounting adjustments(2)	—	(791)	—	—
Balance – end of period	$368	$—	$1,617	$3,304

(1)
As the result of the sale of Eastern Airways International Limited (“Eastern Airways”), Aviashelf Aviation Co. (“Aviashelf”), Bristow Helicopters Leasing Limited (“BHLL”) and Sakhalin Bristow Air Services Ltd, the Company wrote off allowance for doubtful accounts for non-affiliates by $0.9 million. For more details, see “Loss on Sale of Subsidiaries” below.

(2)	In connection with the Company’s emergence from bankruptcy and the application of ASC 852, the Company adjusted allowance for doubtful accounts to fair value at the Effective Date.

Schedule of Valuation and Qualifying Accounts Disclosure
The following table is a rollforward of the allowance related to dormant, obsolete and excess inventory (in thousands):

	Successor		Predecessor
	Five Months	Seven Months
	Ended	Ended	Fiscal Year Ended March 31,
	March 31,	October 31,
	2020	2019	2019	2018
Balance – beginning of period	$—	$19,448	$26,030	$21,514
Additional allowances	62	551	2,140	6,355
Inventory disposed and scrapped	—	(811)	(7,427)	(3,353)
Fresh start accounting adjustments	—	(19,143)	—	—
Foreign currency effects	—	(45)	(1,295)	1,514
Balance – end of period	$62	$—	$19,448	$26,030

Schedule of Goodwill
Goodwill related to the Predecessor Company’s Asia Pacific reporting unit was as follows (in thousands):

Total
March 31, 2018 (Predecessor)	$19,907
Foreign currency translation	(1,471)
March 31, 2019 (Predecessor)	18,436
Foreign currency translation	(932)
Impairments	(17,504)
October 31, 2019 (Predecessor)	$—

Schedule of Other Intangible Assets
Intangible assets by type were as follows for the Successor Company (in thousands):

	U.K. SAR customer contract	PBH	Total

	Gross Carrying Amount
Additions (1)	$58,000	$76,838	$134,838
Translation	(2,294)	(2,517)	$(4,811)
March 31, 2020 (Successor)	$55,706	$74,321	$130,027

	Accumulated Amortization
October 31, 2019 (Successor)	$—	$—	$—
Amortization expense	(3,251)	(15,503)	(18,754)
March 31, 2020 (Successor)	$(3,251)	$(15,503)	$(18,754)
Weighted average remaining contractual life, in years	7.0	16.9	10.7

(1)
In connection with the Company’s emergence from bankruptcy and in accordance with ASC 852, the Company recognized customer contract intangibles of $58.0 million related to U.K. SAR and $76.8 million related to power-by-the-hour (“PBH”) contracts. The amortization expense for the U.K. SAR contract is recorded in depreciation and amortization on the consolidated financial statements and the amortization expense for the PBH contracts is recorded in maintenance expense included in direct costs on the consolidated financial statements.

Schedule of Other Intangible Assets, Future Amortization Expense
Future amortization expense of intangible assets for each of the years ending March 31 (Successor) is as follows (in thousands):

2021 (1)	$24,207
2022 (1)	15,956
2023 (1)	15,909
2024 (1)	15,767
2025 (1)	15,767
Thereafter (1)	23,667
$111,273

(1)
The portion of future amortization expense that will be included in maintenance expense is $16.7 million for fiscal year 2021, $8.5 million for fiscal year 2022, $8.4 million for fiscal year 2023, $8.3 million for fiscal year 2024, $8.3 million for fiscal year 2025 and $8.7 million thereafter.

Intangible assets by type were as follows for the Predecessor Company (in thousands):

	Client relationships (1)	Trade name and trademarks (1)	Internally developed software (1)	Licenses (1)	Total
	Gross Carrying Amount
March 31, 2018	$12,777	$4,878	$1,107	$755	$19,517
Foreign currency translation	(98)	(259)	(13)	(2)	(372)
March 31, 2019	12,679	4,619	1,094	753	19,145
Foreign currency translation	(33)	(11)	—	—	(44)
October 31, 2019 (Predecessor)	$12,646	$4,608	$1,094	$753	$19,101

	Accumulated Amortization
March 31, 2018	$(11,372)	$(1,213)	$(915)	$(719)	$(14,219)
Impairments	—	(2,933)	(72)	—	(3,005)
Amortization expense	(234)	(142)	(107)	(34)	(517)
March 31, 2019	(11,606)	(4,288)	(1,094)	(753)	(17,741)
Amortization expense	(90)	—	—	—	(90)
October 31, 2019	(11,696)	(4,288)	(1,094)	(753)	(17,831)
Fresh-start accounting adjustment (2)	(950)	(320)	—	—	(1,270)
October 31, 2019 (Predecessor)	$(12,646)	$(4,608)	$(1,094)	$(753)	$(19,101)

(1)
The Bristow Norway and Eastern Airways acquisitions, completed in October 2008 and February 2014, respectively, included in the Europe Caspian region, resulted in intangible assets for client contracts, client relationships, trade names and trademarks, internally developed software and licenses. On May 10, 2019, the Company sold Eastern Airways. The Airnorth acquisition completed in January 2015, included in its Asia Pacific region, resulted in intangible assets for client contracts, client relationships and trade name and trademarks. For discussion of impairment of long-lived assets, including purchased intangibles subject to amortization, see “Impairment of Assets.”

(2)
In connection with the Company’s emergence from bankruptcy and the application of ASC 852, the Company adjusted the intangible assets of $1.3 million to its fair value of zero at the Effective Date. See Note 3 for further details on the impact of fresh-start accounting on the Company’s consolidated financial statements.

Schedule of Foreign Exchange Impact
Other income (expense), net, in the Company’s consolidated statements of operations includes foreign currency transaction gains and losses as shown in the following table. Earnings from unconsolidated affiliates, net of losses, are also affected by the impact of changes in foreign currency exchange rates on the reported results of the Company’s unconsolidated affiliate, primarily the impact of changes in the Brazilian real to U.S. dollar exchange rate on earnings for its affiliate in Brazil, as shown in the following table (in thousands):

	Successor	Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,
			Fiscal Year Ended March 31,
	2020	2019	2019	2018

Foreign currency transaction losses	(11,577)	(1,327)	(5,163)	(2,580)

Foreign currency transaction gains (losses) from earnings from unconsolidated affiliates, net of losses	(115)	(1,123)	(4,163)	(1,956)

Schedule of Interest Income and interest Expense
Interest Income (Expense), Net — Interest expense, net consisted of the following (in thousands):

	Successor	Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,
			Fiscal Year Ended March 31,
	2020	2019	2019	2018
Interest income	$662	$822	$3,424	$677
Interest expense (1)(2)(3)	(22,964)	(128,658)	(113,500)	(77,737)
Interest expense, net	$(22,302)	$(127,836)	$(110,076)	$(77,060)

(1)
Interest expense for the seven months ended October 31, 2019 (Predecessor) includes $56.9 million of non-cash interest expense related to the beneficial conversion feature on the DIP Facility (as defined herein) and $15.0 million of non-cash interest expense related to the DIP claim liability. See Note 3 for further details on the DIP beneficial conversion feature.

(2)
In connection with the Company’s emergence from bankruptcy and the application of ASC 852, the Company adjusted debt to its respective fair value of $586.4 million at the Effective Date by $57.7 million, which represents the discount from par value of the debt. Interest expense for the five months ended March 31, 2020 (Successor) includes discount amortization of $5.9 million. See Notes 3 and 8 for further details on the impact of fresh-start accounting on the Company’s consolidated financial statements.

(3)
In connection with the Company’s emergence from bankruptcy and the application of ASC 852, the Company wrote-off all deferred financing fees as of October 31, 2019 (Predecessor). Therefore, interest expense for the five months ended March 31, 2020 (Successor) does not include any amortization of deferred financing fees. See Notes 3 and 8 for further details on the impact of fresh-start accounting on the Company’s consolidated financial statements.

Schedule of Loss on Impairment
Loss on impairment includes the following (in thousands):

	Successor	Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,
			Fiscal Year Ended March 31,
	2020	2019	2019	2018
Impairment of property and equipment(1)	$—	$42,022	$104,939	$—
Impairment of inventories	—	—	9,276	5,717
Impairment of investment in unconsolidated affiliates	9,591	2,575	—	85,683
Impairment of intangibles	—	—	3,005	—
Impairment of goodwill	—	17,504	—	—
	$9,591	$62,101	$117,220	$91,400
(1)
Includes impairment of $42.0 million for H225 aircraft for the seven months ended October 31, 2019 (Predecessor). Includes impairment of $87.5 million for H225 aircraft and $17.5 million for Eastern Airways aircraft and equipment for the nine months ended December 31, 2018 (Predecessor).

Schedule of Loss on Sale of Subsidiaries
Loss on sale of subsidiaries includes the following (in thousands):

Predecessor
Seven Months Ended October 31, 2019
Sale of Eastern Airways	$(46,852)
Sale of Aviashelf and Bristow Helicopters Leasing Limited	(9,031)
$(55,883)